Income Tax (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforward	$ 12,765,000	$ 5,356,000
Valuation Allowance	(23,330,000)	(11,623,000)
Deferred tax assets, net of allowance	3,366,000	1,988,000
Capitol Investment Corp. V
Deferred tax assets
Net operating loss carryforward	43,286	791
Unrealized gain on marketable securities	(3,397)	0
Total deferred tax assets	39,889	791
Valuation Allowance	(39,889)	(791)
Deferred tax assets, net of allowance	$ 0	$ 0